[AIG LETTERHEAD]

VIA EDGAR TRANSMISSION

May 4, 2017

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:      American General Life Insurance Company Separate Account VUL-2
            ("Registrant")
         American General Life Insurance Company ("Depositor")
         Certification Pursuant to Rule 497(j) of the Securities Act of 1933 (Investment Company Act No. 811-06366)
         (CIK No. 0000877625)

FILE NUMBER        PRODUCT NAME
-----------       ----------------------
333-102299         EquiBuilder III - VUL

Members of the Commission:

      As the depositor for the Registrant and on behalf of the Registrant, pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act"), Registrant has elected to file the certification set out below in lieu of electronically filing definitive copies of the prospectus and statement of additional information contained in its most recent amendment to its Form N-6 Registration Statement ("Amendment"), as required by Rule 497(c) under the 1933 Act and as provided by Rule 309(b) of Regulation S-T.

      Registrant hereby certifies that:

      (1) In connection with the above-referenced Registration Statement, the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 under the 1933 Act following the filing of the Amendment would not have been different from that contained in the Amendment, and

      (2) The text of the most recent Registration Statement or Amendment has been filed with the Commission electronically.

Please direct any inquiry regarding the foregoing to the undersigned at
(713) 831-3633.

                                          Very truly yours,


                                          /s/ Steven A. Glover

                                          Steven A. Glover
                                          Assistant General Counsel



                   American General Life Insurance Company
                 2919 Allen Parkway, L4-01, Houston, TX 77019